Stockholders' (Deficit) Equity (Series A Convertible Redeemable Preferred Stock) (Details) - Preferred Class A - $ / shares	Sep. 16, 2013	Jun. 30, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000
Preferred stock, par value (in dollars per share)	$ 1,000
Quarterly dividend rate (as a percent)	7.00%
Redemption price (in dollars per share)	$ 23
Preferred stock anniversary period	42 months
Share price (in dollars per share)	$ 80
Voting percentage required to create, issue or amend preferred stock	51.00%
Temporary equity, shares outstanding (in shares)		0	0
Upon Change in Control
Class of Stock [Line Items]
Preferred stock anniversary period	42 months
Year One
Class of Stock [Line Items]
Preferred stock conversion percentage	8.00%
Year One | Upon Change in Control
Class of Stock [Line Items]
Preferred stock conversion percentage	8.00%
Year Two
Class of Stock [Line Items]
Preferred stock conversion percentage	6.00%
Year Two | Upon Change in Control
Class of Stock [Line Items]
Preferred stock conversion percentage	6.00%
Year Three
Class of Stock [Line Items]
Preferred stock conversion percentage	4.00%
Year Three | Upon Change in Control
Class of Stock [Line Items]
Preferred stock conversion percentage	4.00%
After Year Three, Before Forty Two Months
Class of Stock [Line Items]
Preferred stock conversion percentage	2.00%
After Year Three, Before Forty Two Months | Upon Change in Control
Class of Stock [Line Items]
Preferred stock conversion percentage	2.00%
After Forty Two Months
Class of Stock [Line Items]
Preferred stock conversion percentage	0.00%
After Forty Two Months | Upon Change in Control
Class of Stock [Line Items]
Preferred stock conversion percentage	0.00%
Maximum
Class of Stock [Line Items]
Percent of proceeds, which no convertible stock premium is due	33.00%